Other Assets - Summary of Other Assets (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current
Capital advance	₨ 7,497	₨ 5,460
Advances recoverable	142	95
Security deposits	8	8
Balances with government authorities	68	99
Total	7,715	5,662
Current
Advances recoverable	1,553	1,061
Balances with government authorities	825	722
Contract asset	86	25
Total	₨ 2,464	₨ 1,808